GOODWILL AND OTHER INTANGIBLE ASSETS - Gross Amount and Accumulated Impairment Losses of Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 4,769	$ 4,769
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	12,211
Accumulated impairment losses
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ (7,442)